RULE 497(e) 333-39804 333-62811 333-69386

SUPPLEMENT DATED JANUARY 15, 2007 TO

PROSPECTUS DATED MAY 1, 2006

FOR

ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN

THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE

PROSPECTUSES.

IMPORTANT NOTICE

In the section captioned “MAY I WITHDRAW ANY OF MY MONEY?” the following language replaces the language beginning with the paragraph captioned “OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER” up to and including the paragraph captioned ANNUITY PAYMENTS.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

At the time you purchase your Contract, as an alternative, you have the option to purchase a package which includes the following enhancements to your Contract:

1)	Guaranteed Minimum Accumulation Benefit;
2)	Guaranteed Minimum Withdrawal Benefit; and
3)	Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract. The Company also reserves the right to make the availability of these enhancements contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit. The Death Benefit Enhancement available as part of the package differs from the Death Benefit Riders described above. See, WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

This package of benefits can be purchased on a single or a joint life basis. A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.

A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

A Single Life Guarantee cannot be converted to a Joint Life Guarantee. If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee. The Joint Annuitant can also be changed to the Annuitant’s current spouse if no withdrawals have been taken. If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.

Guaranteed Minimum Accumulation Benefit - The Guaranteed Minimum Accumulation Benefit will be equal to the Contract Value at the start of the benefit period, plus a percentage, specified in the Additional Contract Specifications, of any subsequent purchase payments (and any purchase payment enhancements) received during the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the Guaranteed Minimum Accumulation Benefit will occur as of the date of each applicable partial withdrawal. If the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit. At the end of the benefit period, the Guaranteed Minimum Accumulation Benefit will be automatically renewed for a new benefit period.

The benefit period for this benefit is ten years after the latest of:

(a)	the rider effective date;
(b)	a step-up benefit date; or
(c)	the renewal date.

For all benefit periods described above, contributions to the contract will increase the Guaranteed Minimum Accumulation Benefit Base as follows:

•	100% of premiums made in years one through two
•	90% of premiums made in years three through four
•	80% of premiums made in years five through six
•	70% of premiums made in years seven through eight
•	60% of premiums made in years nine through ten

Adjustments for Withdrawals - The Guaranteed Minimum Accumulation Benefit will be reduced by a proportional amount of any partial withdrawals of Contract Value. The reductions in the Guaranteed Minimum Accumulation Benefit occur as of the date of each applicable partial withdrawal.

The amount of the reduction in relation to the amount of partial withdrawals is calculated as follows:

The Guaranteed Minimum Accumulation Benefit after the withdrawal equals the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal less the multiplication of (i) and (ii), where:

(i)	is the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal and
(ii)	is a ratio of (A) over (B) where:
(A)	is the current withdrawal amount; and
(B)	is the Contract Value immediately before the withdrawal.

Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option. These options operate concurrently until one or both terminate.

The Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options. The Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)	is the Contract Value on the date of the first withdrawal, just before the first withdrawal;
(b)	is the sum of (1) plus (2), where:

(1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

(2) is each Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

(c)

is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

(d)	is the Contract Value on the last Step-Up Date.

For purposes of calculating the Death Benefit Enhancement as described below, the Death Benefit Enhancement Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)	is the Contract Value on the date of the first withdrawal, just before the first withdrawal;
(b)	is the sum of (1) plus (2), where:

(1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earliest of (i) the Benefit Base Accumulation Cease date (shown in the Additional Contract Specifications); (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and

(2) is each Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate (shown in the Additional Contract Specifications) until the earliest of (i) the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications); (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and

(c)

is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date (shown in the Additional Contract Specifications) and the date of the first withdrawal; and

(d)

is the Contract Value on the last Step-Up Date before the Annuitant’s   attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

For both benefit bases described above, the current Benefit Base Accumulation Rate is 5% and the current Benefit Base Accumulation Cease Date is 10 years from the contract issue date.

Purchase payments made after the date of the first withdrawal will increase both Benefit Bases described above on a dollar-for-dollar basis.

The Return of Benefit Base Withdrawal Option guarantees that each contract year you can take withdrawals up to the Guaranteed Annual Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Withdrawal Percentage is 7%.

The Lifetime Withdrawal Option guarantees that each contract year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5%.

For both options:

1)	the applicable Withdrawal Percentages will be shown in your Additional Contract Specifications;

2)	withdrawals in a contract year that do not exceed the guaranteed amount do not affect the guaranteed amount for that option for subsequent years;
3)

withdrawals in a contract year that exceed the guaranteed amount for that option reduce the guaranteed amount in subsequent years by multiplying the previous guaranteed amount by the amount of the excess withdrawals and dividing by the Contract Value immediately prior to the excess withdrawal.

For example, if the guaranteed annual amount is $1,000, there is a $1,100 withdrawal during a contract year and the Contract Value prior to the $1,100 withdrawal is $10,000, then the guaranteed annual withdrawal amount for subsequent years would be reduced by $10 to $990, calculated as follows:

$1,000 x $100	= $10
$10,000
4)	withdrawals in a contract year that are less than the guaranteed amount for that option do not increase the permitted withdrawal in subsequent contract years;
5)

as long as the Contract Value is positive, an additional Purchase Payment will increase the Benefit Base by the amount of the Purchase Payment. The annual payment under both options will be increased by the amount of the additional Purchase Payment multiplied by the applicable Withdrawal Percentage.

Effect of Withdrawals on Benefit Base – The Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base are reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a contract year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero. Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a contract year, any Extra Return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a contract year) reduce the Benefit Base in a proportional manner until it is reduced to zero. The proportional reduction is subtracted from the Benefit Base and is determined by multiplying (1) and (2) where:

(1)	is the Benefit Base; and
(2)	is the ratio of the Extra Return of Benefit Base Withdrawal to the Contract Value immediately prior to the Extra Return of Benefit Base Withdrawal; and

Remaining Guaranteed Minimum Withdrawal Benefit Payments When Contract Value is Reduced to Zero – If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

If there is any Guaranteed Annual Lifetime Withdrawal Amount due or any remaining Benefit Base, the Owner has the option to receive the remaining minimum withdrawals under either option.

If the Return of Benefit Base Withdrawal Option is elected, the remaining guaranteed minimum withdrawal made in the contract year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in that year. In subsequent contract years, the remaining minimum withdrawal equals the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

If the Lifetime Withdrawal Option is elected, the remaining minimum withdrawal made in the contract year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in that year. In subsequent contract years, the remaining minimum withdrawal equals the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero. If no election is made, the default option is the Lifetime Withdrawal Option.

If the Contract Value is reduced to zero in a contract year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of Extra Lifetime Withdrawals and the Benefit Base is positive, remaining minimum withdrawals will be made under the Return of Benefit Base Withdrawal Option only. In the contract year in which the Contract Value is reduced to zero, the remaining minimum withdrawal made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent contract years, the remaining minimum withdrawal is the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Benefit Base, if less.

Remaining minimum withdrawals are made once each contract year.

If the total remaining minimum withdrawals due each contract year are less than $100, the remaining payments will be commuted and a lump sum will be paid. If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available annuity factors or the then currently available annuity factors for a single life annuity under the Contract. If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit – Either or both of the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount will be increased in any contract year in order to meet that contract year’s required minimum distribution requirement according to the Internal Revenue Code of 1986, as amended from time to time, and the regulations promulgated thereunder. This increase applies only in relation to the required minimum distribution based on the value of the Contract.

Step-Up Benefit and Step-Up Benefit Date - The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

The Step-Up Benefit for the Guaranteed Minimum Withdrawal Benefit is an increase in the Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. As a result of the election of this Step-Up Benefit, the Guaranteed Annual Withdrawal Amount steps up to an amount equal to the Contract Value as of the Guaranteed Minimum Withdrawal Benefit Step-Up Date multiplied by the Guaranteed Annual Withdrawal Percentage. In addition, as a result of the election of this Step-Up Benefit, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value as of the Step-Up Date multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

The Contract Owner may elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional Step-Up Benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a Step-Up Benefit has been elected and is effective a new Guaranteed Minimum Accumulation Benefit Base, a new Guaranteed Minimum Accumulation Benefit Period, a new Guaranteed Withdrawal Benefit Base, a new Death Benefit Enhancement Benefit Base, a new Guaranteed Annual Withdrawal Amount, and a new Guaranteed Annual Lifetime Withdrawal Amount will commence as of the most recent Step-Up Date and the previously effective Step-Up Benefit will terminate.

Death Benefit Enhancement - Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a beneficiary, the Company will pay to the beneficiary a Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base, which is calculated as described above for purposes of determining the Death Benefit Enhancement, minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract. The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is shown in the Additional Contract Specifications.

If the beneficiary is the surviving spouse of the deceased Annuitant, the spouse may elect to become the Contract Owner and upon such election, the Contract Value, if lower than the remaining Guaranteed Minimum Withdrawal Benefit Base, shall be adjusted to equal the remaining Guaranteed Minimum Withdrawal Benefit Base.

Impact of Annuitant’s Death for Joint Life Guarantees – If the Joint Annuitant is still alive after the Annuitant’s death, no Death Benefit is paid. If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime. If withdrawals have been taken, the guarantee does not change.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees – If the Annuitant is still alive after the Joint Annuitant’s death, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime. The Company must receive this request in writing from the Contract Owner. If the Contract Owner does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee does not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Annuity Payments – If annuity payments are to commence under the conditions specified in the Contract, the Owner can elect one of the following options:

(a)	apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;
(b)

request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees; or

(c)

request that as of the annuity payment commencement date, the remaining Benefit Base is paid out in the form of annuity payments. Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Benefit Base. These annuity payments will be made until the earlier of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Benefit Base is reduced to zero.

If annuity payments are to commence under the conditions specified in the Contract and none of the above elections have been made, then the default annuity option in your Contract will apply.

The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. The current effective annual charge for this agreement is 0.65% for a Single Life Guarantee and 0.85% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.

These enhancements will terminate under the following conditions:

a)	at any time after the 5th contract anniversary, following receipt by the Company of a written request by the Contract Owner to discontinue the package of enhancements;
b)

if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, or no remaining Benefit Base;

c)	upon full surrender of the Contract;
d)	on the date of the death of the Annuitant for Single Life Guarantees, or the date of the death of the survivor of the Annuitant or Joint Annuitant for Joint Life Guarantees; or
e)	upon annuitization.